8. SHARE CAPITAL, OPTION BASED PAYMENTS & CONTRIBUTED SURPLUS: Schedule of share purchase warrants outstanding and exercisable (Details)	12 Months Ended
Jan. 31, 2018 $ / shares shares
Share Purchase Warrants - 1
Number of Warrants Outstanding | shares	290,500
Warrants Exercise Price | $ / shares	$ 1.50
Warrants Expiry Date	Jun. 27, 2018
Share Purchase Warrants - 2
Number of Warrants Outstanding | shares	1,015,502
Warrants Exercise Price | $ / shares	$ 1.00
Warrants Expiry Date	Sep. 13, 2019	[1]
Share Purchase Warrants - 3
Number of Warrants Outstanding | shares	138,900
Warrants Exercise Price | $ / shares	$ 1.00
Warrants Expiry Date	Sep. 21, 2019	[2]
Share Purchase Warrants - 4
Number of Warrants Outstanding | shares	560,063
Warrants Exercise Price | $ / shares	$ 1.00
Warrants Expiry Date	Nov. 06, 2019	[1]

[1]	Warrants contain an additional exercise clause that if the common shares close at a price of $1.40 or greater, for a period of 20 consecutive trading days, the warrants would expire on the 30th day after the date on which notice is given by the Company.
[2]	Warrants contain an additional exercise clause that if the common shares close at a price of $1.20 or greater, for a period of 10 consecutive trading days, the warrants would expire on the 31st day. Subsequent to the end of the year, the warrants were triggered, with 73,500 warrants exercised and 65,400 expired unexercised.